Warrants - Schedule of Liability-Classified Warrants (Details) - USD ($) $ in Thousands	Mar. 30, 2025	Dec. 29, 2024	Dec. 31, 2023
Carlyle warrant [Member]
Schedule of Liability-Classified Warrants [Line Items]
Warrant liability			$ 9,515
Replacement warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Warrant liability			1,310
Public warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Warrant liability	$ 1,466	862	167
Private placements warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Warrant liability	1,065	627	122
Working capital warrants [Member]
Schedule of Liability-Classified Warrants [Line Items]
Warrant liability	$ 122	72	13
Warrant [Member]
Schedule of Liability-Classified Warrants [Line Items]
Warrant liability		$ 1,561	$ 11,127